Organization and Principal Activities	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Organization and Principal Activities
Organization and Principal Activities

Note 1 — Organization and Principal Activities

Ucare Inc. (“Ucare”) is a holding company incorporated in the Cayman Islands on August 28, 2018. Ucare, through two variable interest entities (“VIE”), offers cloud-based Diagnosis Related Company (“DRG”)/Diagnosis Intervention Packet (“DIP”) medical insurance payment products and data analytics services to healthcare institutions in the People’s Republic of China (“PRC” or “China”). Ucare and its subsidiaries (collectively referred to as the “Company”) focuses on the areas of “disease classification” and “medical record quality control.” The Company specializes in the in-depth exploration of healthcare big data and Artificial Intelligence (“AI”) applications, developed an AI-powered “Disease Classification Knowledge Graph” and a comprehensive DRG/DIP solution for hospital management across various departments.

Note 1 — Organization and Principal Activities

Ucare Inc. (“Ucare”) is a holding company incorporated in the Cayman Islands on August 28, 2018. Ucare, through two variable interest entities (“VIE”), develops innovative healthcare solutions that enables providers, payers, and institutions to reduce fraud, abuse, waste, and administrative costs in the People’s Republic of China (“PRC” or “China”). Ucare and its subsidiaries (collectively referred to as the “Company”) specializes in the in-depth exploration of healthcare big data and Artificial Intelligence (“AI”) applications, continuously refines disease models by integrating real-world data, the latest medical guidelines, and real-time intelligence. Ucare’s vision is to ease the burden on patients, expand coverage, and ultimately improve access to healthcare for everyone.

On September 12, 2018, the Company formed its wholly-owned subsidiary, Ucare HK Limited (“Ucare HK”) in Hong Kong. On June 12, 2019, Ucare HK formed a Wholly Foreign-Owned Enterprise, Beijing Youkai Information Technology Co., Ltd.(“WOFE”) in PRC.

WOFE entered into a series of contractual arrangements with Beijing Yading Information Technology Co., Ltd. (“Beijing Yading”) and Tianjin Aideng Technology Co., Ltd. (“Tianjin Aideng”) which were effective in 2021, and its equity holders through WFOE to obtain control and became the primary beneficiary of Beijing Yading and Tianjin Aideng.

Details of the Company’s subsidiaries as of October 31, 2024 are as follows:

	Date of	Place of
	Incorporation	incorporation
	or	or	Ownership
Company name	acquisition	establishment	interest
Subsidiaries:
Ucare HK	September 12, 2018	Hong Kong	100% owned by Ucare
WOFE	June 12, 2019	China	100% owned by Ucare HK
Chengdu Youkai Information Technology Co., Ltd.(“Chengdu Youkai”)	September 8, 2021	China	100% owned by WOFE
Chongqing Lizhiyou Information Technology Co., Ltd.(“Lizhiyou”)	September 10, 2021	China	100% owned by WOFE

VIE:
Beijing Yading	August 17, 2018	China	100%
Tianjin Aideng	April 7, 2016	China	100%
Shanghai Muji Network Technology Co., Ltd. (“Muji”)	June 29, 2015	China	100% owned by Beijing Yading
Bozhou Yading Information Technology Co., Ltd. (“Bozhou Yading”)	January 17, 2023	China	100% owned by Beijing Yading
Bozhou Multi-domain Information Technology Co., Ltd. (“Bozhou”)	August 3, 2022	China	100% owned by Beijing Yading

As all the above-mentioned companies presented were under common control, the series of contractual arrangements between the Company and Beijing Yading and Tianjin Aideng in 2021 and 2022 constituted a reorganization under common control and were required to be retrospectively applied to the consolidated financial statements at their historical amounts. The consolidated financial statements have been prepared as if the existing corporate structure had been in existence throughout all periods. This includes a retrospective presentation for all equity related disclosures, including share and per share, which have been revised to reflect the effects of the reorganization.